Financial Risks - Summary of Non-derivative Financial Liabilities and Derivative Financial Liabilities by a Remaining Contract Maturity Period (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	¥ (12,923,485)	¥ (11,600,961)
Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(10,818,611)	(9,403,841)
Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(5,913,123)	(4,713,059)
Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(1,887,194)	(2,125,162)
Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	29,836,530	26,993,557
Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Total	(31,542,412)	(27,843,023)
Derivative financial liabilities [Member] | Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(41,958)	(56,824)
In	58,806	358,275
Out	(90,525)	(475,869)
Total	(73,678)	(174,417)
Derivative financial liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(155,214)	(112,352)
In	187,514	83,552
Out	(220,701)	(94,949)
Total	(188,401)	(123,748)
Derivative financial liabilities [Member] | Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(109,599)	(110,592)
In	589,139	379,916
Out	(706,363)	(420,302)
Total	(226,823)	(150,978)
Derivative financial liabilities [Member] | Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(8,498)	(66,715)
In		136,465
Out		(173,682)
Total	(8,498)	(103,932)
Derivative financial liabilities [Member] | Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	296,438	325,912
Out	159,819	171,286
Total	456,257	497,198
Derivative financial liabilities [Member] | Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Interest derivative	(315,269)	(346,482)
In	835,459	958,208
Out	(1,017,589)	(1,164,801)
Total	(497,400)	(553,075)
Non-derivative financial liabilities [Member] | Within 1 year [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	(941,708)	(865,873)
Commercial paper	(3,765,973)	(3,260,578)
Current portion of long-term debt	(8,067,346)	(7,238,356)
Lease liabilities	(74,780)	(61,735)
Total	(12,849,807)	(11,426,543)
Non-derivative financial liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(10,527,952)	(9,194,302)
Lease liabilities	(102,258)	(85,791)
Total	(10,630,210)	(9,280,094)
Non-derivative financial liabilities [Member] | Between 3 and 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(5,609,531)	(4,501,420)
Lease liabilities	(76,769)	(60,661)
Total	(5,686,300)	(4,562,081)
Non-derivative financial liabilities [Member] | Later than 5 years [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Long-term debt	(1,624,601)	(1,762,756)
Lease liabilities	(254,096)	(258,474)
Total	(1,878,696)	(2,021,230)
Non-derivative financial liabilities [Member] | Book value [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	916,725	852,301
Commercial paper	3,673,447	3,252,556
Current portion of long-term debt	7,648,596	7,026,845
Long-term debt	16,685,384	14,943,727
Lease liabilities	456,120	420,928
Total	29,380,273	26,496,358
Non-derivative financial liabilities [Member] | Contractual cash flows [Member]
Disclosure of non-derivative financial liabilities and derivative financial liabilities by a remaining contract maturity period [Line items]
Short-term debt	(941,708)	(865,873)
Commercial paper	(3,765,973)	(3,260,578)
Current portion of long-term debt	(8,067,346)	(7,238,356)
Long-term debt	(17,762,084)	(15,458,478)
Lease liabilities	(507,902)	(466,661)
Total	¥ (31,045,012)	¥ (27,289,948)